Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)		Jun. 30, 2025 USD ($)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
Zibo Hengxin Investment Partnership (Limited Partnership) (the “Fund”) [Member]
Equity investments:
Equity investments	[1]	¥ 120,006		$ 16,753		¥ 120,006
Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”) [Member]
Equity investments:
Equity investments		3,004	[2]	418	[2]	3,121	[2]	$ 428	¥ 3,367	[3]	¥ 1,711	[3]
MATSON (HONG KONG) [Member]
Equity investments:
Equity investments		20,767	[4]	2,899	[4]	20,773	[4]	$ 2,846		[5]		[5]
UNEX EV B.V [Member]
Equity investments:
Equity investments	[6]	752		105		717
Less: impairment on equity investments		(10,503)		(1,466)		(10,503)
Long-term investments, Total		¥ 134,026		$ 18,709		¥ 134,114

[1]	In December 2020, the Group entered into a partnership agreement with Zibo Hengxin and its participating shareholder, Guanmiao (Beijing) Investment Management Co., Ltd. (“Guanmiao”), whereby the Group agreed to purchased limited partnership interest in Zibo Hengxin Investment (the “Fund”) in the amount of RMB120,000, which entitles the Group an aggregate interest of approximately 99% in Zibo Hengxin. In December 2021, Zibo Hengxin decreased its total partnership capital to RMB111,200 and returned to the Group RMB10,000, consequently, the aggregate interest of the Group was diluted to 98.9%. In October 2023, the Group invested RMB10,000 into Zibo Hengxin Investment Partnership, resulting in the Group holding approximately 99% interest in Zibo Hengxin. There was no unfunded commitment to Zibo Hengxin as of December 31, 2024. For the six months ended June 30, 2025, the Group made an impairment provision of about RMB10.5 million (US$1.4 million) for this long-term equity investment. The Fund’s investment strategy is primarily to invest in emerging companies of new energy automobile industry. The Fund is scheduled to be in existence until 2025, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.
[2]	In April 2022, the Group entered into an agreement to invest in Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”), with contributed RMB1,750 in June 2022 and RMB1,750 in November 2023, respectively. The Group held an equity interest of 35% as of December 31, 2024. For the six months ended June 30, 2025, the Group recorded an investment loss of RMB118 from the operating result of Huzhou Zheyou. The investment losses have been disclosed in share of loss in equity method investee of consolidated statement of cash flow.
[3]	In April 2022, the Group entered into an agreement to invest in Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”), with contributed RMB1,750 in June 2022 and RMB1,750 in November 2023, respectively. The Group held an equity interest of 35% as of December 31, 2024. For the fiscal year ended December 31, 2024, the Group recorded an investment loss of RMB246 from the operating result of Huzhou Zheyou. The investment losses have been disclosed in share of loss in equity method investee of consolidated statement of cash flow.
[4]	On February 6, 2024, the Company and Zeng Lingzhi, the sole beneficial owner of Matson, a private company with limited liability incorporated under the laws of Hong Kong entered into a share exchange agreement (the “Agreement”), pursuant to shich Agreement, the Company agreed to acquire 3,560 ordinary shares of Matson (the “Matson Shares”), which represent 26.25% of Matson’s total equity, for 30,000,000 ordinary shares of the Company.
[5]	On February 6, 2024, the Company and Zeng Lingzhi, the sole beneficial owner of Matson, a private company with limited liability incorporated under the laws of Hong Kong, entered into a share exchange agreement, pursuant to which agreement, the Company agreed to acquire 3,560 ordinary shares of Matson, which represent 26.25% of Matson’s total equity, for 30,000,000 ordinary shares of the Company.
[6]	The Group entered into an agreement to invest in UNEX EV B.V, and contributed RMB736 in July 2024. The Group held an equity interest of 9% of UNEX EV B.V. For the six months ended June 30,2025, the Group recorded an investment loss of RMB48 from the operating result of UNEX EV B.V.